Note 24 - Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of performance obligations [text block]
	2018	2017	2016

Non-contract revenue (at a point in time) (1)(3)	$3,261,518	$2,714,044	$1,861,747
Contract revenue (revenue over time) (2)(3)	441,667	80,000	-
Contract revenue (at a point in time) (2)(3)	185,000	-	-

	$3,888,185	$2,794,044	$1,861,747

Disclosure of changes in contract with customer balances [text block]
	Contract
	Receivables	Liabilities

Opening balance, January 1, 2016	$-	$-
Revenues recognized	-	-
Changes due to payment, fulfillment of performance obligations or other	-	(20,000)

Balance, December 31, 2016	-	(20,000)
Revenues recognized	80,000	(60,000)
Changes due to payment, fulfillment of performance obligations or other	(40,000)	80,000

Balance, December 31, 2017	40,000	-
Revenues recognized	626,667	(626,667)
Changes due to payment, fulfillment of performance obligations or other	(606,667)	626,667

Balance, December 31, 2018	$60,000	$-